Advances for drillships under construction and related costs	12 Months Ended
Dec. 31, 2014
Advances For Drillships Under Construction [Abstract]
Advances for drillships under construction

5. Advances for drillships under construction and related costs:

The amounts shown in the accompanying consolidated balance sheets include milestone payments under the drillship building contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2. For the years ended December 31, 2013 and 2014, the movement of the advances for drillships under construction and related costs was as follows:

	December 31,

	2013	2014
Balance at beginning of year	$992,825	$662,313
Advances for drillships under construction and related costs	1,112,237	688,832
Drillships delivered	(1,442,749)	(728,638)
Balance at end of year	$662,313	$622,507

On April 18, 2011, April, 27, 2011, June 23, 2011 and September 20, 2012, pursuant to an option contract with Samsung, Ocean Rig UDW exercised four of its six newbuilding drillship options, and entered into building contracts for four seventh generation ultra-deepwater drillships, namely the Ocean Rig Mylos, the Ocean Rig Skyros, the Ocean Rig Athena, and the Ocean Rig Apollo for a total contractual cost of approximately $608,000, per drillship for the initial three, and $683,000 for the fourth. The Ocean Rig Mylos, the Ocean Rig Skyros, the Ocean Rig Athena and the Ocean Rig Apollo were delivered on August 19, 2013 , December 20, 2013 and March 24, 2014 and March 5, 2015 respectively.

On August 30, 2013, Drillship Santorini Owners Inc., a wholly owned subsidiary of Ocean Rig signed a contract to construct the Ocean Rig Santorini, a 7th generation ultra-deepwater drillship at Samsung Heavy Industries. This 7th generation drillship is a sister ship to the Ocean Rig Skyros, the Ocean Rig Athena and the Ocean Rig Apollo. The Ocean Rig Santorini, which is equipped with two blow-out preventers and the Company has advanced $127,000 to the yard, is scheduled to be delivered to the Company in June 2016. The total project cost is estimated to be approximately $644,000.

On April 8, 2014, two contracts between Drillship Crete Owners Inc. and Drillship Amorgos Owners Inc., two wholly owned subsidiaries of the Company, and Samsung Heavy Industries Co., Ltd ("Samsung") became effective for the construction of two seventh generation new integrated design drillships at Samsung and paid $76,600 as first installment to the yard for each of the new drillships, which are equipped with two blow-out preventers. The drillships are scheduled to be delivered to the Company in February 2017 and June 2017, respectively. The total project cost is approximately $728,000 per drillship.